Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 65.97%
FHLMC (12 Month LIBOR +1.63%) ±	2.42%	10-1-2043	$8,749,672	$ 8,765,079
FHLMC (12 Month LIBOR +1.65%) ±	2.46	9-1-2045	6,412,887	6,450,041
FHLMC (12 Month LIBOR +1.66%) ±	2.50	6-1-2043	17,932,926	18,241,248
FHLMC	2.50	5-15-2047	6,237,220	5,820,997
FHLMC (12 Month LIBOR +1.63%) ±	2.64	10-1-2043	6,447,298	6,488,363
FHLMC (12 Month LIBOR +1.64%) ±	2.81	5-1-2049	46,612,439	44,991,165
FHLMC (12 Month LIBOR +1.64%) ±	2.83	7-1-2047	1,539,148	1,493,241
FHLMC (12 Month LIBOR +1.62%) ±	2.95	8-1-2046	6,568,755	6,529,197
FHLMC (12 Month LIBOR +1.85%) ±	3.05	5-1-2042	551,620	552,032
FHLMC (12 Month LIBOR +1.63%) ±	3.11	4-1-2047	13,218,090	13,111,583
FHLMC (12 Month LIBOR +1.69%) ±	3.16	9-1-2047	8,621,434	8,712,174
FHLMC (12 Month LIBOR +1.62%) ±	3.19	2-1-2046	22,800,245	22,746,328
FHLMC (12 Month LIBOR +1.63%) ±	3.40	1-1-2049	13,560,639	13,469,120
FHLMC (30 Day Average U.S. SOFR +2.13%) ±	4.21	6-1-2052	4,614,323	4,436,527
FHLMC (30 Day Average U.S. SOFR +2.14%) ±	4.55	12-1-2052	7,236,000	7,131,524
FHLMC Series 3632 Class PK	5.00	2-15-2040	1,383,910	1,378,202
FHLMC Series 4940 Class AG	3.00	5-15-2040	7,871,000	7,295,728
FNMA (12 Month LIBOR +1.60%) ±	2.29	9-1-2043	2,993,318	3,044,517
FNMA (12 Month LIBOR +1.58%) ±	2.67	2-1-2046	887,573	911,668
FNMA (12 Month LIBOR +1.58%) ±	2.73	1-1-2046	692,698	699,447
FNMA (12 Month LIBOR +1.56%) ±	2.76	9-1-2045	730,323	722,623
FNMA	3.00	5-25-2035	8,573,334	8,180,865
FNMA	3.00	8-1-2036	3,283,282	3,116,255
FNMA (12 Month LIBOR +1.58%) ±	3.08	6-1-2045	554,748	555,569
FNMA (12 Month LIBOR +1.59%) ±	3.17	5-1-2047	1,550,809	1,572,626
FNMA (12 Month LIBOR +1.61%) ±	3.45	7-1-2049	21,414,596	20,464,276
FNMA	3.50	7-1-2043	2,397,863	2,297,631
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	3.94	3-1-2049	2,499,639	2,467,854
FNMA	4.00	3-1-2031	4,275,475	4,285,573
FNMA	4.00	2-1-2034	2,146,779	2,081,639
FNMA	4.00	6-1-2038	5,197,904	5,149,888
FNMA	5.00	10-1-2040	623,493	642,952
FNMA (12 Month LIBOR +1.69%) ±	6.11	11-1-2042	656,567	672,293
FNMA Series FS2401 Class FN	4.00	3-1-2035	11,489,783	11,516,566
FNMA Series FS2836 Class FN	4.00	1-1-2027	5,916,740	5,930,831
FNMA Series 2019-33 Class MA	3.50	7-25-2055	5,956,356	5,742,702
GNMA	4.50	6-20-2048	1,437,167	1,427,149
GNMA	5.00	3-20-2048	492,069	500,992
GNMA	5.00	3-20-2049	560,024	575,174
GNMA	5.50	1-20-2049	54,774	56,066
GNMA	5.50	5-20-2049	3,952,252	4,066,668
GNMA Series 2019-132 Class NA	3.50	9-20-2049	180,930	173,472
Total Agency securities (Cost $273,290,448)				264,467,845
Asset-backed securities: 11.28%
AmeriCredit Automobile Receivables Series 2022-1 Class A3	2.45	11-18-2026	2,271,000	2,188,564
Hertz Vehicle Financing LLC Series 2022-1A Class A 144A	1.99	6-25-2026	4,756,000	4,350,442
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52	10-16-2028	1,660,000	1,680,909
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	1,778,255	1,625,462
Navient Student Loan Trust Series 2020-DA Class A 144A	1.69	5-15-2069	3,833,604	3,432,201
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	1,352,234	1,190,012
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	783,270	702,773
See accompanying notes to portfolio of investments

Allspring Short Duration Government Bond Fund  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Student Loan Trust Series 2020-IA Class A1A 144A	1.33%	4-15-2069	$4,662,996	$ 3,967,812
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	958,200	818,133
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	4.52	1-25-2037	1,872,080	1,826,530
Nelnet Student Loan Trust Series 2012-1A Class A (1 Month LIBOR +0.80%) 144A±	4.82	12-27-2039	1,205,813	1,171,256
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	4.82	9-25-2065	3,115,421	3,073,120
Santander Drive Auto Receivables Series 2022-3 Class A3	3.40	12-15-2026	2,959,000	2,895,798
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	5.57	11-25-2042	531,054	526,194
SLM Student Loan Trust Series 2012-3 Class A	4.67	12-27-2038	3,941,948	3,755,306
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	5.32	2-17-2032	665,060	657,713
SMB Private Education Loan Trust Series 2021-A Class APT1 144A	1.07	1-15-2053	4,057,913	3,406,984
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	87,380	86,660
SoFi Professional Loan Program LLC Series 2020-C Class AFX	1.95	2-15-2046	700,480	627,926
SoFi Professional Loan Program LLC Series 2021-A Class AFX 144A	1.03	8-17-2043	2,445,286	1,943,189
Westlake Automobile Receivables Series 2022-1A 144A	2.42	7-15-2025	2,267,000	2,197,650
World Omni Automobile Lease Series 2022-A Class A3	3.21	2-18-2025	3,153,000	3,081,001
Total Asset-backed securities (Cost $49,074,009)				45,205,635
Non-agency mortgage-backed securities: 8.25%
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	692,960	612,609
Angel Oak Mortgage Trust Series 2021-1 Class A1 144A±±	0.91	1-25-2066	3,250,662	2,548,434
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	541,886	498,783
BX Trust Series 2021-VOLT Class A	4.58	9-15-2036	5,045,000	4,828,434
BX Trust Series 2021-XL2 Class A	4.56	10-15-2038	4,630,795	4,416,400
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AAB	3.37	10-10-2047	209,477	204,421
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	4.83	11-15-2038	2,528,000	2,413,959
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	4.79	5-25-2055	5,533,000	5,414,152
T- Mobile US Trust Series 2022-1A Class A 144A	4.91	5-22-2028	1,609,000	1,602,999
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	421,670	405,989
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	454,047	426,056
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	191,082	181,097
Verus Securitization Trust Series 2020-5 Class A1 144A±±	1.22	5-25-2065	1,285,064	1,167,446
Verus Securitization Trust Series 2021-3 Class A1 144A±±	1.05	6-25-2066	2,126,987	1,714,218
Verus Securitization Trust Series 2021-4 Class A1 144A±±	0.94	7-25-2066	2,562,468	1,966,187
Verus Securitization Trust Series 2021-6 Class A1 144A±±	1.63	10-25-2066	1,427,135	1,160,968
Verus Securitization Trust Series 2021-7 Class A1 144A±±	1.83	10-25-2066	4,169,421	3,490,049
Total Non-agency mortgage-backed securities (Cost $36,661,581)				33,052,201
U.S. Treasury securities: 16.51%
U.S. Treasury Note	3.00	6-30-2024	2,548,000	2,487,883
See accompanying notes to portfolio of investments

2  |  Allspring Short Duration Government Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	3.13%	8-15-2025	$1,644,000	$ 1,601,423
U.S. Treasury Note	4.25	9-30-2024	2,274,000	2,267,160
U.S. Treasury Note	4.25	10-15-2025	8,761,000	8,793,169
U.S. Treasury Note	4.38	10-31-2024	9,957,000	9,954,666
U.S. Treasury Note	4.50	11-15-2025	40,638,000	41,095,178
Total U.S. Treasury securities (Cost $66,121,337)				66,199,479

		Yield	Shares
Short-term investments: 1.37%
Investment companies: 1.37%
Allspring Government Money Market Fund Select Class ♠∞		3.60	5,497,360	5,497,360
Total Short-term investments (Cost $5,497,360)				5,497,360
Total investments in securities (Cost $430,644,735)	103.38%			414,422,520
Other assets and liabilities, net	(3.38)			(13,551,476)
Total net assets	100.00%			$400,871,044

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,265,106	$58,341,650	$(62,109,396)	$0	$0	$5,497,360	5,497,360	$95,088
See accompanying notes to portfolio of investments

Allspring Short Duration Government Bond Fund  |  3

Portfolio of investments—November 30, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	841	3-31-2023	$172,228,947	$172,707,235	$478,288	$0
Short
Ultra 10-Year U.S. Treasury Note	(112)	3-22-2023	(13,256,060)	(13,401,500)	0	(145,440)
5-Year U.S. Treasury Notes	(375)	3-31-2023	(40,464,244)	(40,713,867)	0	(249,623)
					$478,288	$(395,063)
See accompanying notes to portfolio of investments

4  |  Allspring Short Duration Government Bond Fund

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Short Duration Government Bond Fund  |  5

Notes to portfolio of investments—November 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$264,467,845	$0	$264,467,845
Asset-backed securities	0	45,205,635	0	45,205,635
Non-agency mortgage-backed securities	0	33,052,201	0	33,052,201
U.S. Treasury securities	66,199,479	0	0	66,199,479
Short-term investments
Investment companies	5,497,360	0	0	5,497,360
	71,696,839	342,725,681	0	414,422,520
Futures contracts	332,848	0	0	332,848
Total assets	$72,029,687	$342,725,681	$0	$414,755,368
Liabilities
Futures contracts	$249,623	$0	$0	$249,623
Total liabilities	$249,623	$0	$0	$249,623
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Short Duration Government Bond Fund